Statement of Cash Flows (USD $)	1 Months Ended	9 Months Ended		12 Months Ended	13 Months Ended	22 Months Ended
	Dec. 31, 2009	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2010	Sep. 30, 2011
Cash flow from Operating Activities
Net (Loss) for the Period	$ (1,179)	$ (50,256)	$ (66,056)	$ (66,056)	$ (67,235)	$ (117,491)
Imputed interest	0	5,068	3,009	3,009	3,009	8,077
Amortization		1,246	0			1,246
Changes in Operating Assets and Liabilities
Increase in prepaid expenses		(15,000)	0			(15,000)
Increase in Accounts Payable and Accrued Liabilities	787	(16,764)	8,700	8,700	9,487	(7,277)
Net Cash (Used in) Operating Activities	(392)	(75,706)	(54,347)	(54,347)	(54,739)	(130,445)
Cash flow from Financing Activities
Common shares issued	400	60,000	0	0	400	60,400
Increase in Loan Payable	0	17,600	56,862	56,862	56,862	74,462
Net Cash Provided by Financing Activities	400	77,600	56,862	56,862	57,262	134,862
Cash flow from Investing Activities
Cash acquired on acquisition of subsidiary	0	0	14,910	14,910	14,910	14,910
Website development costs	0	(650)	(3,775)	(3,775)	(3,775)	(4,425)
Net Cash Provided by Investing Activities	0	(650)	11,135	11,135	11,135	10,485
Net Increase in Cash and Cash equivalents	8	1,244	13,650	13,650	13,658	14,902
Cash and Cash equivalents, Beginning of Period	0	13,658	8	8	0	0
Cash and Cash equivalents, End of Period	8	14,902	13,658	13,658	13,658	14,902
Supplementary Information
Interest Paid	0	0	0	0	0	0
Income Taxes Paid	0	0	0	0	0	0
Online Disruptive Technologies Inc. [Member]
Cash flow from Operating Activities
Net (Loss) for the Period	(3,163)
Changes in Operating Assets and Liabilities
Increase in Accounts Payable and Accrued Liabilities	599
Net Cash (Used in) Operating Activities	(2,564)
Cash flow from Financing Activities
Common shares issued	2,000
Increase in Loan Payable	2,142
Net Cash Provided by Financing Activities	4,142
Cash flow from Investing Activities
Net Increase in Cash and Cash equivalents	1,578
Cash and Cash equivalents, Beginning of Period	0				0	0
Cash and Cash equivalents, End of Period	1,578
Supplementary Information
Interest Paid	0
Income Taxes Paid	0
Relationshipscoreboard.com Entertainment Inc. [Member]
Cash flow from Operating Activities
Net (Loss) for the Period	(1,179)
Changes in Operating Assets and Liabilities
Increase in Accounts Payable and Accrued Liabilities	787
Net Cash (Used in) Operating Activities	(392)
Cash flow from Financing Activities
Common shares issued	400
Net Cash Provided by Financing Activities	400
Cash flow from Investing Activities
Net Increase in Cash and Cash equivalents	8
Cash and Cash equivalents, Beginning of Period	0				0	0
Cash and Cash equivalents, End of Period	8
Supplementary Information
Interest Paid	0
Income Taxes Paid	$ 0